Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	24,588	26,309
Carrying amount | $	$ 2,607	$ 2,520
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,288	4,631
Carrying amount | $	$ 562	$ 446
Deferred bonus plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	8,820	10,347
Carrying amount | $	$ 937	$ 990
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,621	5,892
Carrying amount | $	$ 597	$ 565
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	3,072	3,299
Carrying amount | $	$ 326	$ 317
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	1,787	2,140
Carrying amount | $	$ 185	$ 202